Shareholders' Equity - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Equity [Abstract]
Cumulative foreign currency translation adjustments, net	$ (1,961)	$ (1,875)
Unrecognized pension expenses	(88)	(56)
Net losses on cash flow derivative hedges	(18)
Net losses on cash flow derivative hedges		(19)
Accumulated other comprehensive (loss) income	$ (2,066)	$ (1,949)